BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION

2 Business segment information

From 1 January 2019 onwards, with the Group’s operating structure organised around three global franchises, the chief operating decision maker began to monitor performance, make operating decisions and allocate resources on a global franchise basis in contrast with 2018 and prior, where these were done on a Group-wide basis. The new operating structure led to the appointment of three franchise presidents. The franchise presidents have  responsibility for upstream marketing, driving product portfolio and technology acquisition decisions, and full commercial responsibility for their franchise in the US. Regional presidents in EMEA and APAC are responsible for the implementation of the global franchise strategy in their respective regions.

Based on the aforementioned changes, the Group has concluded that there are three reportable segments from January 2019. The Group has not restated comparative information, other than revenue, as historical financial information is not available on a franchise basis.

The Executive Committee (‘ExCo’) comprises the Chief Financial Officer (‘CFO’), the three franchise presidents, the two regional presidents and certain heads of function, and is chaired by the Chief Executive Officer (‘CEO’). ExCo is the body through which the CEO uses the authority delegated to him by the Board of Directors to manage the operations and performance of the Group. All significant operating decisions regarding the allocation and prioritisation of the Group’s resources and assessment of the Group’s performance are made by ExCo, and whilst the members have individual responsibility for the implementation of decisions within their respective areas, it is at the ExCo level that these decisions are made. Accordingly, ExCo is considered to be the Group’s chief operating decision maker as defined by IFRS 8 Operating Segments.

In making decisions about the prioritisation and allocation of the Group’s resources, ExCo reviews financial information for the three franchises (Orthopaedics, Sports Medicine & ENT, and Advanced Wound Management) and determines the best allocation of resources to the franchises. This information is prepared substantially on the same basis as the Group’s IFRS financial statements aside from the adjustments described in Note 2.2. Financial information for corporate costs is presented on a Group-wide basis. The ExCo is not provided with total assets and liabilities by segment, and therefore these measures are not included in the disclosures below. The results of the segments are shown below.

Group financial statements continued

Notes to the Group accounts continued

2 Business segment information continued

2.1 Revenue by business segment and geography

Accounting policy

Revenue is recognised as the performance obligations to deliver products or services are satisfied and is recorded based on the amount of consideration expected to be received in exchange for satisfying the performance obligations. Revenue is recognised primarily when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms, with some transfer of services taking place over time. Substantially all performance obligations are fulfilled within one year. There is no significant revenue associated with the provision of services. Payment terms to our customers are based on commercially reasonable terms for the respective markets while also considering a customer’s credit rating. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue. Rebates primarily comprise chargebacks and other discounts granted to certain customers. Chargebacks are discounts that occur when a third party purchases product from a wholesaler at its agreed price plus a mark-up. The wholesaler in turn charges the Group for the difference between the price initially paid by the wholesaler and the agreed price. The provision for chargebacks is based on expected sell-through levels by the Group’s wholesalers to such customers, as well as estimated wholesaler inventory levels.

Orthopaedics and Sports Medicine & ENT (Ear, Nose & Throat)

Orthopaedics and Sports Medicine & ENT consists of the following businesses: Knee Implants, Hip Implants, Other Reconstruction, Trauma, Sports Medicine Joint Repair, Arthroscopic Enabling Technologies and ENT. Sales of inventory located at customer premises and available for customers’ immediate use are recognised when notification is received that the product has been implanted or used. Substantially all other revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services.

In general our business in Established Markets is direct to hospitals and ambulatory surgery centers whereas in the Emerging Markets we generally sell through distributors.

Advanced Wound Management

Advanced Wound Management consists of the following businesses: Advanced Wound Care, Advanced Wound Bioactives and Advanced Wound Devices. Substantially all revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue, as explained above.

The majority of our Advanced Wound Management business, and in particular products used in community and homecare facilities, is through wholesalers and distributors. When control is transferred to a wholesaler or distributor, revenue is recognised accordingly. The proportion of sales direct to hospitals is higher in our Advanced Wound Devices business in Established Markets.

Segment revenue reconciles to statutory revenues from continuing operations as follows:

	2020	2019	2018
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	1,917	2,222	2,168
Sports Medicine & ENT	1,333	1,536	1,461
Advanced Wound Management	1,310	1,380	1,275
Revenue from external customers	4,560	5,138	4,904

Disaggregation of revenue:

The following table shows the disaggregation of Group revenue by product franchise:

	2020	20191	20181
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	822	1,042	1,017
Hip Implants	567	613	613
Other Reconstruction	68	79	62
Trauma	460	488	476
Orthopaedics	1,917	2,222	2,168
Sports Medicine Joint Repair	710	794	717
Arthroscopic Enabling Technologies	517	591	600
ENT (Ear, Nose and Throat)	106	151	144
Sports Medicine & ENT	1,333	1,536	1,461
Advanced Wound Care	647	701	727
Advanced Wound Bioactives	431	436	333
Advanced Wound Devices	232	243	215
Advanced Wound Management	1,310	1,380	1,275
Consolidated revenue from continuing operations	4,560	5,138	4,904

1

Included within the 2019 and 2018 analysis is a reclassification of $13m (2018: $13m) of revenue formerly included in the Advanced Wound Care franchise of which $12m (2018: $13m) is now included in the Advanced Wound Bioactives franchise and $1m (2018: $nil) in the Advanced Wound Devices franchise in order to present consistent analysis to the 2020 results. There has been no change in total revenue for the year ended 31 December 2019 and 31 December 2018.

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management franchises are sold to wholesalers and intermediaries, while products in the other franchises are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives franchises, products are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2020			2019			2018
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	2,619	631	3,250	2,986	772	3,758	2,944	685	3,629
Advanced Wound Management	1,170	140	1,310	1,195	185	1,380	1,103	172	1,275
Total	3,789	771	4,560	4,181	957	5,138	4,047	857	4,904

1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

US revenue for 2020 was $2,339m (2019: $2,551m, 2018: $2,354m), China revenue for 2020 was $318m (2019: $336m, 2018: $270m) and UK revenue for 2020 was $166m (2019: $211m, 2018: $211m).

Group financial statements continued

Notes to the Group accounts continued

2 Business segment information continued

Contract assets and liabilities

The nature of our products and services do not generally give rise to contract assets as we do not typically incur costs to fulfil a contract before a product or service is provided to the customer. The Group generally satisfies performance obligations within one year from the contract inception date. There was no material revenue recognised in the current reporting period that related to carried-forward contract liabilities (deferred income) or performance obligations satisfied in the previous year. There is no material revenue that is likely to arise in future periods from unsatisfied performance obligations at the balance sheet date. Therefore, there are no associated significant accrued income and deferred income balances at 31 December 2020. As of 31 December 2020, contract assets principally comprised trade receivables and contract liabilities principally comprise rebates (as described in the accounting policy above). The accrual for rebates at 31 December 2020 was $97m (2019: $82m) with $445m being recognised in revenue in 2020.

Major customers

No single customer generates revenue greater than 10% of the consolidated revenue.

2.2 Trading and operating profit by business segment

Trading profit is a trend measure which presents the profitability of the Group excluding the impact of specific transactions that management considers affect the Group’s short-term profitability and the comparability of results. The Group presents this measure to assist investors in their understanding of trends. The Group has identified the following items, where material, as those to be excluded from operating profit when arriving at trading profit: acquisition and disposal related items; amortisation and impairment of acquisition intangibles; significant restructuring programmes; gains and losses arising from legal disputes; and other significant items. Further detail is provided in Notes 2.3, 2.4, 2.5 and 2.6.

Segment trading profit is reconciled to the statutory measure below:

	2020	2019	20181
	$ million	$ million	$ million
Segment profit
Orthopaedics	389	666
Sports Medicine & ENT	306	489
Advanced Wound Management	316	370
Segment trading profit	1,011	1,525
Corporate costs	(328)	(356)
Group trading profit	683	1,169	1,123
Acquisition and disposal related items	(4)	(32)	7
Restructuring and rationalisation expenses	(124)	(134)	(120)
Amortisation and impairment of acquisition intangibles	(171)	(143)	(113)
Legal and other	(89)	(45)	(34)
Group operating profit	295	815	863

1Historical financial information is not available on a franchise basis.

2.3 Acquisition and disposal related items

For the year to 31 December 2020 costs primarily relate to the acquisition of Tusker and prior year acquisitions, partially offset by credits relating to remeasurement of contingent consideration for prior year acquisitions.

For the year to 31 December 2019 costs primarily relate to the acquisitions of Ceterix, Osiris, Leaf, Brainlab OJR and Atracsys.

For the year to 31 December 2018 the credit relates to a remeasurement of contingent consideration for a prior year acquisition and adjustments to provisions on disposal of a business, partially offset by costs associated with the acquisition of Rotation Medical, Inc.

2.4 Restructuring and rationalisation costs

For the year ended 31 December 2020 these costs relate to the implementation of the Accelerating Performance and Execution (APEX) programme that was announced in February 2018 and the  operations and commercial excellence programme announced in February 2020. For the years ended 31 December 2019 and 31 December 2018 costs relate to the APEX programme.

2.5 Amortisation and impairment of acquisition intangibles

For the years ended 31 December 2020, 2019 and 2018 these costs relate to the amortisation and impairment of intangible assets acquired in material business combinations.

2.6 Legal and other

For the year ended 31 December 2020 charges primarily relate to legal expenses for ongoing metal-on-metal hip claims and an increase of $17m in the provision that reflects the present value of the estimated costs to resolve all other known and anticipated metal- on-metal hip claims. The year to 31 December 2020 also includes costs for implementing the requirements of the EU Medical Device Regulations that will apply from May 2021.

For the year ended 31 December 2019 charges primarily relate to legal expenses for ongoing metal-on-metal hip claims and an increase of $121m in the provision that reflects the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims. The year to 31 December 2019 also includes costs for implementing the requirements of the EU Medical Device Regulations that will apply from May 2021. These charges in the year to 31 December 2019 were partially offset by a credit of $147m relating to insurance recoveries for ongoing metal-on-metal hip claims.

For the year ended 31 December 2018 charges primarily relate to legal expenses for ongoing metal-on-metal hip claims and an increase of $72m in the provision that reflects the present value of the estimated costs to resolve all other known and anticipated metal-on metal hip claims globally. The year to 31 December 2018 also includes costs for implementing the requirements of the EU Medical Device Regulations that will apply from May 2021. These charges in the year to 31 December 2018 were partially offset by a credit of $84m relating to settlement agreements with insurers related to product liability claims involving macrotextured components withdrawn from the market in 2003.

2.7 Non-current assets by geography

The following table presents the non-current assets of the Group based on their location:

	2020	2019	2018
	$ million	$ million	$ million
United Kingdom	403	385	354
United States of America	4,093	4,034	3,186
Other	1,517	1,405	1,224
Total non-current assets of the consolidated Group[1]	6,013	5,824	4,764

1Non-current assets excludes retirement benefit assets and deferred tax assets.